COST OF SALES AND SERVICES	12 Months Ended
Dec. 31, 2023
Cost Of Revenue And Service Abstract
COST OF SALES AND SERVICES
NOTE 21 - COST OF SALES AND SERVICES:

	December 31, 2023	December 31, 2022	December 31, 2021

Salaries and related expenses	2,861	3,556	6,764
Materials and models	2,276	707	1,516
Depriciation	34	21	56
Chip Development tools and Subcontractors	767	214	507

Total	5,938	4,498	8,843